Derivatives Instruments (Cash Collateral Positions) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments
Cash collateral provided to others	$ 101	$ 224
Cash collateral received from others	22	112
Total fair value of these derivatives, in a liability position	$ 504	$ 1,078